Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2015
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30,2015	December 31,2014
Borrowings under lines of credit	$100.735	$132.495
Other financial liabilities	184	198
Short-term borrowings and other financial liabilities	$100.919	$132.693
Short-term borrowings from related parties (see Note 2.b)	64.305	5.357
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$165.224	$138.050